ACQUISITIONS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Jan. 13, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 286,056		$ 270,189	$ 237,295	$ 127,901
Other Assets	705		1,286
Property, plant and equipment	945,354		610,784
Trade and other payables	189,614		98,067
Other liabilities	6,473		11,032
Deferred income tax liabilities	$ 37,006		$ 31,583
Net assets		$ 41,626
Acquisition [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		138
Other Assets		687
Property, plant and equipment		75,221
Trade and other payables		761
Other liabilities		2,954
Loans and debentures		19,900
Provision for mine closure and restoration		9,668
Deferred income tax liabilities		$ 1,137